Performance Management - Kingsbarn Tactical Bond ETF	Mar. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (866) 788-7878.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the period shown, the highest quarterly return was 5.40% (quarter ended 12/31/23) and the lowest quarterly return was -5.99% (quarter ended 3/31/22).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	5.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.99%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s performance. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception(1)
Return Before Taxes	1.96%	-0.39%
Return After-Taxes on Distributions	0.82%	-1.42%
Return After-Taxes on Distributions and Sale of Fund Shares	1.16%	-0.74%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-2.41%
(1)	The Fund commenced operations on December 20, 2021.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	(866) 788-7878.